POST BALANCE SHEET EVENTS (Details) (EUR €) In Millions, unless otherwise specified		1 Months Ended		12 Months Ended	1 Months Ended							12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Apr. 30, 2012	Jan. 31, 2012 Acquisition Member	Feb. 29, 2012 Issuance [Member]	Dec. 31, 2012	May 31, 2012 Cancelled [Member]	Apr. 30, 2012 Cancelled [Member]	Mar. 31, 2012 Cancelled [Member]	Mar. 31, 2012 Agorazo Partial Redemption [Member]	Mar. 31, 2012 Spiti Partial Redemption [Member]	Mar. 31, 2012 Autokinito Partial Redemption [Member]	Mar. 31, 2012 Deposit [Member]	Dec. 31, 2012 Covered Bond [Member]	Jan. 31, 2012 Tender Offer [Member]	Dec. 31, 2012 Financial Aid Provision For Government Bonds Repurchase [Member]	Dec. 31, 2012 Bond Accrued Interest Facilitation [Member]	Apr. 30, 2012 Restoration Of Capital Adequacy Ratio [Member]	Apr. 30, 2012 Hfsf Participation In Share Capital Increase [Member]	Feb. 29, 2012 Coupon Rate For Fixed Rate Notes [Member]	Apr. 30, 2012 EFSF Bonds Total Nominal Value Percentage [Member]	Dec. 31, 2022 Coupon Rate For New Bonds [Member]	Dec. 31, 2021 Coupon Rate For New Bonds [Member]	Dec. 31, 2016 Coupon Rate For New Bonds [Member]	Dec. 31, 2013 Coupon Rate For New Bonds [Member]	Dec. 31, 2011 Nominal Amount Rate Of Exchanged Bonds [Member]
Post Balance Sheet Events [Line Items]
Subsequent Event Amount		€ 26.1	€ 3,000.0	€ 30,000.0	€ 160.0	€ 70.0	€ 170.0	€ 58.1	€ 106.9	€ 79.4	€ 325.6	€ 10,000.0	€ 1,500.0	€ 35,000.0	€ 5,700.0	€ 6,900.0	€ 6,900.0
Subsequent Event Percentage	53.50%	10.20%																13.00%	15.00%	4.30%	3.65%	3.00%	2.00%	31.50%